INCOME TAXES - Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount
U.S. federal statutory income tax rate	$ (168)	$ (1,196)	$ (1,783)
Tax on global activities including exports	300	154	(138)
U.S. business credits	(233)	(175)	(146)
Debt tender and related valuation allowances	30	940	0
Deductible stock and restructuring losses	0	(583)	(203)
Goodwill impairments	0	0	184
All other – net	68	103	(82)
Total income tax reconciliation items	165	439	(385)
Total	$ (3)	$ (757)	$ (2,168)
Rate
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Tax on global activities including exports	(37.60%)	(2.70%)	1.60%
U.S. business credits	29.10%	3.10%	1.70%
Debt tender and related valuation allowances	(3.80%)	(16.50%)	0.00%
Deductible stock and restructuring losses	0.00%	10.20%	2.40%
Goodwill impairments	0.00%	0.00%	(2.20%)
All other – net	(8.30%)	(1.80%)	1.00%
Total income tax reconciliation items	(20.60%)	(7.70%)	4.50%
Actual income tax rate	0.40%	13.30%	25.50%
Tax reconciliation related to separation income tax costs	$ 134
Tax reconciliation related to repatriation of earnings		$ 66
Tax reconciliation related to resolution of IRS audit			$ (140)